Contingent liabilities and financial commitments - Engle Class Action and Engle Progeny Cases (Florida) (Details) £ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2022 GBP (£) CASE	Dec. 31, 2021 GBP (£) Case	Dec. 31, 2020 GBP (£)	Dec. 31, 2022 GBP (£) Case CASE	Dec. 31, 2022 USD ($) Case CASE
Disclosure Of Commitments And Contingencies [Line Items]
Master settlement agreement | £	£ 2,387	£ 2,486	£ 2,783
Number of paid judgements cases | CASE	11
Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of trials resulting in plaintiffs’ verdicts				16	16
Master settlement agreement				£ 77	$ 92,934,000
Number of adverse judgments appealed				13	13
Number of adverse judgments, still has time to file an appeal				2	2
Number of adverse judgments in which an appeal was not, and can no longer be, sought				2	2
Total number of cases	665	1,071
Engle Progeny cases | Judgements arising three years before reporting year
Disclosure Of Commitments And Contingencies [Line Items]
Number of adverse judgments appealed				12	12
Total number of cases				8	8
Number of resolved cases				2	2
Number of paid judgements cases				1	1
Number of cases dismissed during trial				1	1
Number of additional judgments appealed				1	1
Engle Progeny cases | Compensatory damages
Disclosure Of Commitments And Contingencies [Line Items]
Master settlement agreement				£ 48	$ 57,869,000
Engle Progeny cases | Punitive damages
Disclosure Of Commitments And Contingencies [Line Items]
Master settlement agreement				£ 29	$ 35,065,000
Engle Progeny cases | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Total number of trials | CASE				31	31
Number of cases tried twice | CASE				2	2
Number of cases for which new trial is ordered				1	1